General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Salaries, consultants, and benefits	$ 3,282	$ 2,812
Professional fees	1,355	1,126
Investor relations and shareholder information	628	832
Transfer agent and filing fees	182	199
Administrative and office	1,201	924
Travel	198	152
Stamp taxes	238	0
Total	$ 7,084	$ 6,045